OTHER OPERATING COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
OTHER OPERATING COSTS.
Rent and utilities	$ 10,797	$ 8,462	$ 7,802
Telecommunication	7,378	6,890	6,908
Information technology	10,130	8,331	5,225
Facilities expense	20,101	20,742	16,510
Travel and housing	2,621	1,679	7,972
Local transportation	8,024	13,768	3,977
Insurance	5,207	4,837	1,516
Legal and professional expenses	5,609	8,112	6,570
Allowance for expected credit loss	(761)	291	224
Others	5,899	3,753	7,366
Other Operating Costs	75,005	76,865	64,070
Non-recurring legal expenses	$ 0	$ 900	$ 0